Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net Income (Loss)	$ 50,722	$ 118,515	$ 78,632
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	11,779	10,666	5,784
Deferred tax benefit	(15,285)	(1,751)	(1,254)
Amortization of debt issuance costs	1,656	1,094	1,094
Share based compensation expense	16,892	14,501	12,598
Change in provision for doubtful debts	(47)	34	100
Other non-cash expenses	28	260	6
Other expenses	100,932	0	0
Financial income related to finance lease liabilities	902	(102)	0
Amortization of marketable securities	(1,618)	0	0
Changes in operating assets and liabilities:
Trade accounts receivable, gross	7,600	(12,179)	(1,890)
Inventories	(8,285)	(32,154)	(13,692)
Due from related parties	(5)	3	(3)
Other assets	(4,262)	(3,728)	(6,766)
Trade accounts payable	(13,196)	4,275	10,121
Other current liabilities	(6,397)	22,949	(5,406)
Change in operating lease asset	(769)	(1,111)	(480)
Change in operating lease liability	1,224	967	480
Net cash provided by operating activities	141,871	122,239	79,324
Cash flows from investing activities:
Acquisition of subsidiary consolidated for the first time	0	0	(101,781)
Proceeds from acquisition	0	1,295	0
Proceeds from (investment in) short-term deposits, net	(180,450)	(15,750)	36,250
Proceeds from (investment in) long-term deposits	26,000	(5,000)	58,000
Purchase of fixed assets	(14,396)	(10,102)	(8,097)
Purchase of intangible assets	(403)	(261)	(173)
Purchase of marketable securities	(215,222)	(45,810)	(103,528)
Redemption of marketable securities	74,146	19,716	11,876
Net cash used in investing activities	(310,325)	(55,912)	(107,453)
Cash flows from financing activities:
Proceeds from exercise of share options	0	42	182
Finance lease liability	(331)	(42)	0
Dividend payment	0	(60,045)	0
Convertible Notes issued	500,000	0	0
Issuance costs for Convertible Notes	(13,729)	0	0
Redemption of Convertible Notes	(266,951)	0	0
Net cash (used in) provided by financing activities	218,989	(60,045)	182
Effect of exchange rate changes on cash	1,089	(26)	(241)
Net increase (decrease) in cash and cash equivalents	51,624	6,256	(28,188)
Cash and cash equivalents at beginning of the year	126,224	119,968	148,156
Cash and cash equivalents at end of the year	177,848	126,224	119,968
(a) Acquisition of subsidiary, consolidated for the first time:
Working capital (excluding cash and cash equivalents)	0	0	(15,288)
Fixed assets, net	0	0	(1,615)
Intangible assets	0	0	(16,900)
Goodwill	0	0	(74,345)
Deferred taxes liabilities, net	0	0	7,157
Working capital adjustments	0	1,295	(1,295)
Capitalized share-based compensation	0	1,295	(102,286)
Increase in goodwill against share-based compensation	0	0	505
Acquisition of subsidiary, consolidated for the first time:	0	1,295	(101,781)
A. Cash paid and received during the year for:
Income taxes paid	14,495	10,450	13,807
Interest received	27,428	22,744	18,685
Operational lease payments	2,623	2,153	1,854
B. Non-cash transactions:
Fixed assets purchased with supplier credit	677	435	267
Right-of-use asset recognized with corresponding operating lease liability	3,042	2,135	2,573
Right-of-use asset recognized with corresponding financial lease liability	0	4,882	0
Exercise of shares prior to receipt of payment	$ 70	$ 0	$ 0